Measurement basis of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilities	The following table analyses the carrying amounts of the financial assets and liabilities by category and by balance sheet heading.

	Derivatives designated as hedging instruments £m	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss £m	At fair value through other comprehensive income £m	Held at amortised cost £m	Insurance- related contracts £m
At 31 December 2023		Held for trading £m	Other £m					Total £m
Financial assets
Cash and balances at central banks	–	–	–	–	–	78,110	–	78,110
Financial assets at fair value through profit or loss	–	21,638	181,680	–	–	–	–	203,318
Derivative financial instruments	103	22,253	–	–	–	–	–	22,356
Loans and advances to banks	–	–	–	–	–	10,764	–	10,764
Loans and advances to customers	–	–	–	–	–	449,745	–	449,745
Reverse repurchase agreements	–	–	–	–	–	38,771	–	38,771
Debt securities	–	–	–	–	–	15,355	–	15,355
Financial assets at amortised cost	–	–	–	–	–	514,635	–	514,635
Financial assets at fair value through other comprehensive income	–	–	–	–	27,592	–	–	27,592
Other	–	–	–	–	–	299	443	742
Total financial assets	103	43,891	181,680	–	27,592	593,044	443	846,753
Financial liabilities
Deposits from banks	–	–	–	–	–	6,153	–	6,153
Customer deposits	–	–	–	–	–	471,396	–	471,396
Repurchase agreements at amortised cost	–	–	–	–	–	37,703	–	37,703
Financial liabilities at fair value through profit or loss	–	19,631	–	5,283	–	–	–	24,914
Derivative financial instruments	505	19,644	–	–	–	–	–	20,149
Notes in circulation	–	–	–	–	–	1,392	–	1,392
Debt securities in issue at amortised cost	–	–	–	–	–	75,592	–	75,592
Liabilities arising from insurance and participating investment contracts	–	–	–	–	–	–	120,123	120,123
Liabilities arising from non-participating investment contracts	–	–	–	44,978	–	–	–	44,978
Other	–	–	–	–	–	1,960	8	1,968
Subordinated liabilities	–	–	–	–	–	10,253	–	10,253
Total financial liabilities	505	39,275	–	50,261	–	604,449	120,131	814,621
Note 20: Measurement basis of financial assets and liabilities continued

	Derivatives designated as hedging instruments £m	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss £m	At fair value through other comprehensive income £m	Held at amortised cost £m	Insurance- related contracts £m
At 31 December 2022[1]		Held for trading £m	Other £m					Total £m
Financial assets
Cash and balances at central banks	–	–	–	–	–	91,388	–	91,388
Financial assets at fair value through profit or loss	–	14,216	166,553	–	–	–	–	180,769
Derivative financial instruments	75	24,678	–	–	–	–	–	24,753
Loans and advances to banks	–	–	–	–	–	10,632	–	10,632
Loans and advances to customers	–	–	–	–	–	454,899	–	454,899
Reverse repurchase agreements	–	–	–	–	–	44,865	–	44,865
Debt securities	–	–	–	–	–	9,926	–	9,926
Financial assets at amortised cost	–	–	–	–	–	520,322	–	520,322
Financial assets at fair value through other comprehensive income	–	–	–	–	23,154	–	–	23,154
Other	–	–	–	–	–	242	372	614
Total financial assets	75	38,894	166,553	–	23,154	611,952	372	841,000
Financial liabilities
Deposits from banks	–	–	–	–	–	7,266	–	7,266
Customer deposits	–	–	–	–	–	475,331	–	475,331
Repurchase agreements at amortised cost	–	–	–	–	–	48,596	–	48,596
Financial liabilities at fair value through profit or loss	–	12,577	–	5,178	–	–	–	17,755
Derivative financial instruments	527	23,515	–	–	–	–	–	24,042
Notes in circulation	–	–	–	–	–	1,280	–	1,280
Debt securities in issue at amortised cost	–	–	–	–	–	73,819	–	73,819
Liabilities arising from insurance and participating investment contracts	–	–	–	–	–	–	110,278	110,278
Liabilities arising from non-participating investment contracts	–	–	–	39,476	–	–	–	39,476
Other	–	–	–	–	–	1,689	19	1,708
Subordinated liabilities	–	–	–	–	–	10,730	–	10,730
Total financial liabilities	527	36,092	–	44,654	–	618,711	110,297	810,281
1    Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.